BUSINESS ACQUISITON (Tables)	12 Months Ended
Nov. 30, 2020
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about purchase price allocation [Table Text Block]
Consideration
Common shares	$1,240,200
Purchase Price Allocation:
Cash	47,467
Prepaid	2,626
Intangible assets:
Development assets	304,000
Intellectual and engineering development	936,781
Loan	(50,674)
Deferred tax liability	(253,975)
Goodwill	253,975
$1,240,200